UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.   20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    F.L.Putnam Investment Management Company
Address: Two City Center
         Portland, ME  04101

13F File Number: 28- 06465

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Report Manager:

Name:    Robertson P. Breed
Title:   Vice President
Phone:   207-775-3197
Signature, Place, and Date of Signing:

/s/ Robertson P. Breed      Portland, Maine      Date:


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Report Summary:

Number of Other Included Managers:    1

Form 13F Information Table Entry Total:	140

Form 13F Information Table Value Total:	157,838

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A.H. Belo Corp. Class A        COM SER A        080555105      273    12070 SH       SOLE                                      12070
ACE Limited                    oRD              g0070k103      941    29765 SH       SOLE                      350             29415
AES Corp.                      COM              00130H105       69    12741 SH       SOLE                                      12741
AT&T Corp.                     COM              001957109      480    44819 SH       SOLE                                      44819
AT&T Wireless Services Inc.    COM              00209a106      102    17450 SH       SOLE                                      17450
Advanced Viral Research Corp.  COM              007928104        2    10000 SH       SOLE                                      10000
Allied Capital Corporation     COM              01903q108      783    34552 SH       SOLE                      300             34252
AmSouth Bancorp.               COM              032165102     1386    61920 SH       SOLE                                      61920
American Int'l Group           COM              026874107     4056    59449 SH       SOLE                     3310             56139
American Power Conversion Corp COM              029066107      286    22675 SH       SOLE                                      22675
American States Water Co.      COM              029899101      348    13139 SH       SOLE                                      13139
Anadarko Petroleum             COM              032511107     2707    54902 SH       SOLE                      275             54627
Annaly Mortgage Management     COM              035710409     1888    97319 SH       SOLE                     1600             95719
Apache Corp.                   COM              037411105     2452    42667 SH       SOLE                      330             42337
Applied Materials, Inc.        COM              038222105     1651    86795 SH       SOLE                    10050             76745
Autodesk, Inc.                 COM              052769106      982    74080 SH       SOLE                                      74080
BP Amoco PLC ADS               SPONSORED ADR    055622104      892    17658 SH       SOLE                     3750             13908
Baker Hughes                   COM              057224107      462    13880 SH       SOLE                      150             13730
Bank of America Corp.          COM              060505104      614     8723 SH       SOLE                      800              7923
Baxter International Inc.      COM              071813109      283     6360 SH       SOLE                                       6360
BellSouth Corp.                COM              079860102      477    15130 SH       SOLE                                      15130
Biovail Corporation            COM              09067j109      605    20885 SH       SOLE                      250             20635
Brandywine Realty Trust        SH BEN INT NEW   105368203      445    17175 SH       SOLE                                      17175
Bristol-Myers Squibb Co.       COM              110122108      397    15444 SH       SOLE                                      15444
CVS Corp.                      COM              126650100      299     9773 SH       SOLE                                       9773
Canadian Natl Railway Co.      COM              136375102     1975    38125 SH       SOLE                      200             37925
Capital Bank & Trust Co.       COM              139773105      537    62091 SH       SOLE                                      62091
Cathay Bancorp, Inc.           COM              149150104     1067    25700 SH       SOLE                                      25700
Cedar Fair L.P.                DEPOSTRY UNIT    150185106      240    10100 SH       SOLE                                      10100
Cemex S.A. de C.V. ADR         SPON ADR 5 ORD   151290889      758    28769 SH       SOLE                                      28769
Cendant Corp.                  COM              151313103      403    25395 SH       SOLE                                      25395
ChevronTexaco Corp.            COM              166764100      349     3940 SH       SOLE                                       3940
Chiron Corp.                   COM              170040109      305     8639 SH       SOLE                      950              7689
Cisco Systems,Inc.             COM              17275R102     2006   143809 SH       SOLE                     7211            136598
Citigroup, Inc.                COM              172967101     2950    76129 SH       SOLE                     2086             74043
Coca-Cola Co.                  COM              191216100      996    17790 SH       SOLE                      400             17390
Comfort Systems USA, Inc.      COM              199908104      638   128455 SH       SOLE                                     128455
Connecticut Water Service,Inc. COM              207797101      288     9448 SH       SOLE                      337              9111
Conoco Inc.                    COM              208251504      441    15853 SH       SOLE                     1000             14853
Countrywide Credit Industries  COM              222372104     2690    55760 SH       SOLE                                      55760
Darden Restaurants             COM              237194105     1815    73496 SH       SOLE                                      73496
Dean Foods                     COM              242370104     2396    64230 SH       SOLE                                      64230
Dow Chemical Co.               COM              260543103      430    12495 SH       SOLE                                      12495
Du Pont (E.I.) de Nemours      COM              263534109      200     4511 SH       SOLE                                       4511
EMCOR Group, Inc.              COM              29084q100     3337    56840 SH       SOLE                                      56840
ENSCO Int'l,Inc.               COM              26874Q100      484    17750 SH       SOLE                                      17750
El Paso Corp.                  COM              28336l109      242    11725 SH       SOLE                     1280             10445
Emerson Electric Co.           COM              291011104      330     6174 SH       SOLE                                       6174
Equitable Resources Inc.       COM              294549100      222     6460 SH       SOLE                      650              5810
Evergreen Resources Inc.       COM              299900308      446    10490 SH       SOLE                     1350              9140
Express Scripts                COM              302182100     2768    55235 SH       SOLE                     1000             54235
Exxon Mobil Corp.              COM              30231g102     6755   165085 SH       SOLE                     4034            161051
Fannie Mae                     COM              313586109      499     6764 SH       SOLE                      450              6314
FleetBoston Financial Corp.    COM              339030108      431    13319 SH       SOLE                                      13319
Franklin Resources, Inc.       COM              354613101      373     8747 SH       SOLE                                       8747
General Electric Co.           COM              369604103     4996   171987 SH       SOLE                     6470            165517
Gillette Co.                   COM              375766102      310     9160 SH       SOLE                     1600              7560
Glenborough Realty             COM              37803p105      233     9850 SH       SOLE                                       9850
Guidant Corp.                  COM              401698105      217     7168 SH       SOLE                      550              6618
H.J. Heinz Co.                 COM              423074103      267     6508 SH       SOLE                     3000              3508
Helmerich & Payne              COM              423452101      365    10225 SH       SOLE                      550              9675
Henry Schein, Inc.             COM              806407102     2012    45220 SH       SOLE                      200             45020
Home Depot,Inc.                COM              437076102     2817    76707 SH       SOLE                     3472             73235
Hospitality Properties Trust   COM SH BEN INT   44106M102      656    17985 SH       SOLE                                      17985
Hubbell Inc. Class B           CL B             443510201      385    11266 SH       SOLE                                      11266
Int'l Business Machines Corp.  COM              459200101      601     8350 SH       SOLE                                       8350
Int'l Paper Co.                COM              460146103      785    18017 SH       SOLE                      425             17592
Intel Corp.                    COM              458140100     2706   148138 SH       SOLE                    11635            136503
Interface, Inc.                COM              458665106      327    40700 SH       SOLE                                      40700
Intuit Corp.                   COM              461202103     1203    24190 SH       SOLE                                      24190
J.P. Morgan Chase & Co.        COM              46625h100      303     8943 SH       SOLE                      300              8643
Johnson & Johnson              COM              478160104     4806    91966 SH       SOLE                     5280             86686
Kaneb Pipe Line Partners, L.P. SR PREF UNIT     484169107      208     5526 SH       SOLE                                       5526
Kimberly-Clark Corp.           COM              494368103      374     6027 SH       SOLE                                       6027
Korea Electric Power Corporati SPONSORED ADR    500631106      167    15925 SH       SOLE                                      15925
Kraft Foods, Inc.              CL A             50075n104      343     8375 SH       SOLE                     1100              7275
Laboratory Corporation of Amer COM              50540r409      644    14100 SH       SOLE                                      14100
Lennar Corp.                   COM              526057104     2026    33112 SH       SOLE                                      33112
Liberty Media Corp.-A          COM SER A        530718105      539    53877 SH       SOLE                                      53877
Lincare Holdings               COM              532791100     2167    67100 SH       SOLE                                      67100
MBNA Corp.                     COM              55262L100     3341   101034 SH       SOLE                     4485             96549
MeadWestvaco Corporation       COM              583334107      218     6495 SH       SOLE                                       6495
Medtronic,Inc.                 COM              585055106      466    10875 SH       SOLE                      700             10175
Mentor Graphics Corp           COM              587200106      567    39850 SH       SOLE                                      39850
Merck & Co.,Inc.               COM              589331107     2092    41313 SH       SOLE                     3275             38038
Merrill Lynch & Co., Inc.      COM              590188108      583    14389 SH       SOLE                      980             13409
Microsoft Corp.                COM              594918104     2979    54465 SH       SOLE                     2876             51589
Mohawk Industries, Inc.        COM              608190104     2151    34955 SH       SOLE                                      34955
Municipal Mortgage & Equity, L GROWTH SHS       62624b101      208     7950 SH       SOLE                                       7950
National Semiconductor         COM              637640103     1129    38700 SH       SOLE                                      38700
Nautilus Group, Inc.           COM              63910b102     2003    65465 SH       SOLE                      845             64620
Noble Corp                     SHS              G65422100      662    17145 SH       SOLE                                      17145
Nokia Corp. ADR                SPONSORED ADR    654902204      756    52195 SH       SOLE                     1940             50255
Ocean Energy,Inc.              COM              67481e106     1099    50700 SH       SOLE                                      50700
PepsiCo,Inc.                   COM              713448108     5033   104412 SH       SOLE                     1140            103272
Pfizer, Inc.                   COM              717081103     2266    64743 SH       SOLE                     3900             60843
Pharmaceutical Product Develop COM              717124101      291    11050 SH       SOLE                      900             10150
Pharmaceutical Resources       COM              717125108      257     9250 SH       SOLE                                       9250
Pharmacia Corporation          COM              71713u102      228     6100 SH       SOLE                      750              5350
Philadelphia Suburban Corp.    COM              718009608      270    13382 SH       SOLE                     2602             10780
Philip Morris Cos.,Inc.        COM              718154107      545    12484 SH       SOLE                     5945              6539
Pitney Bowes,Inc.              COM              724479100      550    13850 SH       SOLE                                      13850
Pixar, Inc.                    COM              725811103      273     6200 SH       SOLE                                       6200
Plum Creek Timber Co., Inc.    COM              729251108     1149    37427 SH       SOLE                                      37427
Procter & Gamble Co.           COM              742718109     4083    45723 SH       SOLE                     1400             44323
Quest Diagnostics, Inc.        COM              74834l100      766     8900 SH       SOLE                                       8900
RARE Hospitality International COM              753820109      918    34100 SH       SOLE                                      34100
RPM,Inc.                       COM              749685103      806    52825 SH       SOLE                                      52825
Royal Dutch Petroleum Co. NYS  NY GEF GLD 1.25  780257804      421     7625 SH       SOLE                                       7625
SBC Communications,Inc.        COM              78387G103      582    19095 SH       SOLE                                      19095
Stanley Furniture Co., Inc.    COM NEW          854305208      678    25350 SH       SOLE                                      25350
Staples Inc.                   COM              855030102     1162    58975 SH       SOLE                     3150             55825
SunGard Data Systems, Inc.     COM              867363103      368    13900 SH       SOLE                                      13900
Symantec Corp.                 COM              871503108     1075    32734 SH       SOLE                                      32734
Target Corp.                   COM              87612e106      818    21477 SH       SOLE                     1700             19777
Telefonos de Mexico SA ADR L   SPON ADR ORD L   879403780     1927    60075 SH       SOLE                                      60075
Tidewater, Inc.                COM              886423102      263     8000 SH       SOLE                                       8000
United Parcel Service, Inc.    COM              911312106      296     4794 SH       SOLE                      100              4694
United Technologies Corp.      COM              913017109      677     9970 SH       SOLE                      100              9870
Universal Health Services Inc. CL B             913903100      474     9665 SH       SOLE                      235              9430
Valero Energy Corp.            COM              91913Y100      445    11890 SH       SOLE                                      11890
Verizon Communications         COM              92343v104      774    19283 SH       SOLE                                      19283
Viacom Inc. Class B            CL B             925524308      506    11400 SH       SOLE                      600             10800
Wal-Mart Stores, Inc.          COM              931142103     1599    29066 SH       SOLE                      480             28586
Walt Disney Co.                COM              254687106      224    11838 SH       SOLE                                      11838
Washington Mutual, Inc.        COM              939322103      542    14612 SH       SOLE                     1400             13212
Waste Connections, Inc.        COM              941053100     2121    67890 SH       SOLE                                      67890
Wyeth                          COM              983024100      601    11730 SH       SOLE                                      11730
Zebra Technologies Corporation CL A             989207105      482    10000 SH       SOLE                                      10000
S&P 500 Depositary Receipts    UNIT SER 1       78462F103     1242    12547 SH       SOLE                      825             11722
S&P MidCap 400 Depositary Rece UNIT SER 1       595635103     1776    19834 SH       SOLE                      770             19064
iShares Dow Jones U.S. Real Es DJ US REAL EST   464287739      221     2535 SH       SOLE                                       2535
iShares NASDAQ Biotech Index   NASDQ BIO INDX   464287556      517    10145 SH       SOLE                                      10145
iShares Russell 2000 Index Fun RUSSELL 2000     464287655      474     5230 SH       SOLE                                       5230
iShares S&P SmallCap 600 Index S&P SMLCAP 600   464287804     1385    12095 SH       SOLE                      525             11570
iShares MSCI Japan Index Fund  MSCI JAPAN       464286848      378    44825 SH       SOLE                                      44825
iShares MSCI Pacific ex-Japan  MSCI PAC J IDX   464286665      448     7925 SH       SOLE                                       7925
iShares S&P Europe 350 Index F S&P EURO PLUS    464287861      447     7915 SH       SOLE                                       7915
Principled Equity Market Fund  SH BEN INT       742959109     9399 756189.265SH      SOLE                                 756189.265
Central Fd Canada "Cl A"       CL A             153501101       81    18875 SH       SOLE                                      18875
Public Storage 8.0% Series R   PFD              74460d687     1038    41125 SH       SOLE                                      41125